Income taxes - Movement of the valuation allowance for the deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance as of January 1,	¥ 550,520	¥ 362,371	¥ 268,702
Increase during the year	121,245	188,149	93,669
Reversal of net operating loss carryforwards due to the Restructuring	(134,593)
Balance as of December 31	¥ 537,172	¥ 550,520	¥ 362,371